Adoption of New and Revised Standards (Details) - Schedule of impact on the comprehensive loss for the year - 12 months ended Dec. 31, 2019 ₪ in Thousands, $ in Thousands	ILS (₪)	USD ($)
Schedule of impact on the comprehensive loss for the year [Abstract]
Interest expenses on lease liabilities	₪ 128	$ 37
Expense relating to short-term leases	196	57
Depreciation of right-of-use asset	433	125
Total	₪ 757	$ 219